Report Of The Directors Financial Review Risk Report - Expected Maturity Of Insurance Contract Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 138,006	$ 127,498
1 year or less
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	7,885	6,212
Due between 1 and 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	29,494	25,604
5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	48,479	45,722
Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	52,148	49,960
Unit-linked
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	15,519	17,712
Unit-linked | 1 year or less
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	969	630
Unit-linked | Due between 1 and 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	3,041	2,468
Unit-linked | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	4,695	5,101
Unit-linked | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	6,814	9,513
With DPF and Other contracts
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	122,487	109,786
With DPF and Other contracts | 1 year or less
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	6,916	5,582
With DPF and Other contracts | Due between 1 and 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	26,453	23,136
With DPF and Other contracts | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	43,784	40,621
With DPF and Other contracts | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 45,334	$ 40,447